Other Liabilities - Schedule of Other Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Current
Accrued compensation to employees	$ 536	$ 550
Accrued defined benefit plan liability	1	1
Accrued expenses	986	612
Withholding taxes and others	374	297
Retention money	2	2
Liabilities of controlled trusts	28	27
Deferred income- government grants	1
Liability towards contingent consideration	9	10
Capital creditors	57	51
Other non financial liabilities		1
Other financial liabilities#	176	21
Total Current other liabilities	2,170	1,572
Non-current
Liability towards contingent consideration	7	12
Accrued compensation to employees	1
Accrued expenses	125	78
Accrued defined benefit liability	49	44
Deferred income - government grants	8	8
Deferred income	1	2
Financial liability under option arrangements	86	95
Withholding taxes and others		50
Other non-financial liabilities	1
Other financial liabilities	78	10
Total Non-current other liabilities	356	299
Total other liabilities	2,526	1,871
Financial liabilities included in other liabilities	2,091	1,468
Financial liability towards contingent consideration on undiscounted basis	$ 17	$ 25